FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 9,531	$ 14,395
Long-term debt gross	967,146	1,093,836
Level 2 | Term Loan A and Term Loan B | Reported Value Measurement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	694,362	796,857
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	9,338	14,118
Long-term debt gross	703,700	810,975
Level 2 | Term Loan A and Term Loan B | Estimated fair value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 702,820	$ 809,961